RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Changes in Net Assets Available for Benefits to Net Income on the Form 5500 (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase	$ 1,126,474
Deemed distributions	(47)
Net income (including transfers) per the Form 5500	$ 1,126,427